ACCRUED AND OTHER LIABILITIES (Other Liabilities) (Details) $ in Millions		Jun. 26, 2019 USD ($) Location		Jun. 28, 2018 USD ($)	Jun. 27, 2018 USD ($)
Accrued and other liabilities [Line Items]
Straight-line rent(1)	[1]	$ 57.2			$ 55.6
Insurance		36.8			40.1
Landlord contributions(2)		32.9	[2]		23.3
Deferred franchise and development fees(3)		14.8	[3]		0.0
Unfavorable leases		2.8			3.8
Unrecognized tax benefits		2.1			2.9
Other		6.4			6.0
Other liabilities		$ 153.0		$ 148.3	$ 131.7	[4]
Number of properties sold and leased back under operating leases | Location		152
New corporate headquarters [Member]
Accrued and other liabilities [Line Items]
Landlord contributions(2)		$ 10.0
Sale Leaseback [Member]
Accrued and other liabilities [Line Items]
Straight-line rent(1)		$ 2.8

[1]
(1)
Straight-line rent is the long-term portion of the straight-line rent of operating leases. The June 26, 2019 balance includes $2.8 million for the straight-line rent accrued for 152 restaurants sold as part of the sale leaseback transactions. Refer to Note 3 - Sale Leaseback Transactions for more details, and the above Other accrued liabilities table for the current portion of straight-line rent recorded.

[2]	(2) Landlord contributions as of June 26, 2019 includes $10.0 million related to the construction allowance associated with the new corporate headquarters location.
[3]
(3)
Deferred franchise and development fees relates to the long-term portion of upfront initial franchise and development fees recorded as part of adopting of ASC 606. Refer to Note 2 - Revenue Recognition for further details, and the Other accrued liabilities table above for the current portion of the deferred revenues.

[4]
(3)
Other liabilities $16.6 million and Other accrued liabilities $1.5 million adjustments relate to the deferral of previously recognized franchise and development fees received from franchisees, with a corresponding $4.5 million increase in Deferred income taxes, net, and a $13.6 million increase to Shareholders’ deficit at June 28, 2018.